Document and Entity Information	Jul. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001337068
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Jul. 08, 2021
Entity Registrant Name	MAGYAR BANCORP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-51726
Entity Tax Identification Number	20-4154978
Entity Address, Address Line One	400 Somerset Street
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901
City Area Code	(732)
Local Phone Number	342-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	MGYR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false